CONTRACTS AND COMMITMENTS (Details) $ in Thousands, $ in Thousands	12 Months Ended
	Mar. 31, 2022 CAD ($)	Mar. 31, 2023 CAD ($)	Mar. 31, 2022 USD ($)
COMMITMENTS [Line Items]
Contractual commitments	$ 5,968		$ 4,777
Expected payment period for contractual commitment	18 months
Forecast
COMMITMENTS [Line Items]
Contractual commitments		$ 437